Summary of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2021
Statement [line items]
Percent of deemed profit regime on revenues from service rendering	32.00%
Percent of deemed profit regime on finance income	100.00%
Deemed profit regime tax rate	15.00%
Additional tax rate over certain limit	10.00%
Deemed profit regime social contribution rate	9.00%
Percentage return on the interest in excess return over the capital contribution	8.00%
Bottom of range [member]
Statement [line items]
Rental contracts period	5 years
Management fee percentages	0.05%
Top of range [member]
Statement [line items]
Rental contracts period	10 years
Management fee percentages	2.93%
Furniture and fixtures telephony equipment and facilities [member]
Statement [line items]
Useful life of property, plant and equipment	10 years
Computer equipment [member]
Statement [line items]
Useful life of property, plant and equipment	5 years